Cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents Disclosure [Abstract]
Schedule of cash
	December 31,
	2019	2018

Cash for immediate withdrawal - in USD	$760	$1,238
Cash for immediate withdrawal - in NIS	110	247

	$870	$1,485